   As filed with the Securities and Exchange Commission on August 20, 1999

                                                        Registration No. 33-____

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                     FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] Pre-Effective Amendment No.           [ X ] Post-Effective Amendment No. 2

                             ORBITEX GROUP OF FUNDS
               (Exact Name of Registrant as specified in Charter)

                                 410 Park Avenue
                            New York, New York 10022
                    (Address of Principal Executive Offices)
                                 (888) - ORBITEX
                        (Area Code and Telephone Number)

                               ------------------

                               Mr. James L. Nelson
                             Orbitex Group of Funds
                                 410 Park Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                               ------------------

                                   copies to:

Leonard B. Mackey, Jr., Esq.  M. Fyzul Khan, Esq.       Thomas R. Westle, Esq.
Rogers & Wells LLP            Orbitex Management, Inc.  Spitzer & Feldman P.C.
200 Park Avenue               410 Park Avenue           405 Park Avenue
New York, New York 10166      New York, New York 10022  New York, New York 10022

--------------------------------------------------------------------------------




Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Orbitex Growth Fund Class A Shares of beneficial interest, no par value.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for Orbitex Group of Funds is being filed solely for the purpose of re-filing
Exhibit 1 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Orbitex Group of Funds (the "Post-Effective Amendment No. 1") that was filed with the Securities and Exchange Commission on August 19, 1999 (File No. 333-82631). The rest of the Post-Effective Amendment No. 1 is incorporated into this Post-Effective Amendment No. 2 by reference.

                                     SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 20th day of August, 1999.


                                   ORBITEX GROUP OF FUNDS



                                   By: /s/ James L. Nelson
                                      --------------------------------
                                        James L. Nelson
                                        Trustee and President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                                 Title                     Date
---------                                                 -----                     ----
/s/ Otto J. Felber*                                      Trustee                August 20, 1999
----------------------------------------
Otto J. Felber


/s/ James L. Nelson                                Trustee, President
----------------------------------------        And Chief Executive Officer     August 20, 1999
James L. Nelson


                                                  Treasurer and Principal
/s/ Kimberly Ratz                               Financial and Accounting
----------------------------------------                  Officer               August 20, 1999
Kimberly Ratz


/s/ Ronald Altbach*                                      Trustee                August 20, 1999
----------------------------------------
Ronald Altbach


/s/ Thomas Bachmann*                                      Trustee               August 20, 1999
----------------------------------------
Thomas Bachmann


/s/ Richard E. Stierwalt                            Trustee and Assistant
----------------------------------------                 Secretary              August 20, 1999
Richard E. Stierwalt


/s/ Stephen H. Hamrick*                                  Trustee                August 20, 1999
----------------------------------------
Stephen H. Hamrick


*By:       /s/ James L. Nelson
          -----------------------------------
          James L. Nelson, Attorney-in-Fact

                                    EXHIBIT LIST

Exhibit 1 Opinion and Consent of Rogers & Wells LLP, counsel to the Registrant, with respect to the legality of the securities of the Orbitex Group of Funds.